Net Loss per Common Share (Tables)	9 Months Ended
Sep. 30, 2018
Net Loss per Common Share [Abstract]
Schedule of weighted average common shares
	September 30,
	2018	2017
Options	1,945	--
Total potentially dilutive shares	1,945	--